Equity Method Investments (Tables)	12 Months Ended
Aug. 31, 2012
Equity Method Investments [Abstract]
Equity method investments
Equity method investments as of August 31, 2012 and 2011, were as follows (in millions, except percentages):

	2012		2011
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
Alliance Boots	$6,140	45%	$-	-
Other equity method investments	7	30% - 50%	7	30% - 50%
Total equity method investments	$6,147		$7

Summarized balance sheet information of equity method investees
Summarized financial information for the Company’s equity method investees is as follows:

Balance Sheet (in millions)

	At August 31,
	2012	2011
Current assets	$9,193	$12
Noncurrent assets	20,085	6
Current liabilities	7,254	2
Noncurrent liabilities	13,269	3
Equity (1)	8,755	13

Income Statement (in millions)

	Year Ended August 31,
	2012(2)	2011	2010
Net revenue	$37	$37	$31
Gross Profit	17	19	11
Net income	2	5	2
Share of pre-tax income from investments accounted for using the equity method(2)	1	2	1

(1) Equity includes $380 million related to non-controlling interests.
(2) The Company adopted a one-month lag in reporting its share of equity income in Alliance Boots and as a result, no earnings were recorded in fiscal 2012.